DEPOSITS AND RECLAMATION PROVISION	13 Months Ended
Dec. 31, 2021
DEPOSITS AND RECLAMATION PROVISION
Deposits And Reclamation Provision

8. DEPOSITS AND RECLAMATION PROVISION

The following table presents a reconciliation of the beginning and ending aggregate carrying amount of the reclamation provision associated with the retirement of formerly owned oil and gas exploration properties (both operated and non-operated) in Alberta, Canada and North Dakota, USA:

Alberta

Balance, reclamation provisions, December 1, 2019	-
Acquisition of GameSquare/RTO	317,625
Change in estimates	6,308
Balance, reclamation provision, December 31, 2021 and November 30, 2020	$323,933

As at December 31, 2021, the Company had reclamation deposits of $340,443 held by the Alberta Energy Regulator (“AER”). On March 17, 2021, the Company received a notice of release on a Letter of Credit related to oil and gas mining leases in North Dakota. Management had previously considered the Letter of Credit uncollectible. As a result, the Company has recorded a recovery of $97,323 included in the consolidated statements of loss and comprehensive loss related to the change in provision for the reclamation deposit.

The reclamation provision represents the present value of estimated costs for required future decommissioning and other site restoration activities in Alberta. The total future reclamation provision is estimated based on the Company’s net ownership interest in all wells and facilities and the estimated costs to abandon and reclaim these wells and facilities.

The Company is not in compliance with all the regulations imposed by the AER. As long as the Company is not in compliance with the AER regulations, it may not drill or operate any oil and gas assets within the Province of Alberta. The Company is aware that the Alberta Orphan Well Fund has commenced reclamation activities at several the Company’s former oil and gas exploration sites. The Company has not received any demand letters from the Orphan Well Fund requesting reimbursement for reclamation costs.